LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases
SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Contractual lease payments were as follows as of June 30, 2025:

2025	$384,104
2026	721,131
2027	739,152
2028	756,907
2029	773,719
Thereafter	1,726,996
Total Lease Payments	5,102,009
Less Interest	(1,639,454)
Total Lease Liabilities	$3,462,555
Less: Current Portion	(377,910)
Long-Term Liabilities	$3,084,645

Contractual lease payments are as follows as of December 31, 2024:

2025	$768,208
2026	721,131
2027	739,152
2028	756,907
2029	773,719
Thereafter	1,726,996
Total Lease Payments	5,486,113
Less Interest	(1,881,928)
Total Lease Liabilities	$3,604,185
Less: Current Portion	(367,125)
Long-Term Liabilities	$3,237,060

SCHEDULE OF RENT INSTALLMENT PAYMENTS

I.	$200,000 by October 19, 2021
II.	$250,000 by November 15, 2021
III.	$306,166 by December 15, 2021
IV.	$275,000 by January 7, 2022
V.	$31,166 by January 15, 2022
VI.	$300,000 by February 8, 2022
VII.	$31,166 by February 15, 2022

I.	$200,000 by October 19, 2021
II.	$250,000 by November 15, 2021
III.	$306,166 by December 15, 2021
IV.	$275,000 by January 7, 2022
V.	$31,166 by January 15, 2022
VI.	$300,000 by February 8, 2022
VII.	$31,166 by February 15, 2022